BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	150,100	$2,394,095

Media - 2.6%
Comcast Corp., Class A Shares	91,600	3,805,980
Fox Corp., Class A Shares	8,600	292,400
Interpublic Group of Cos. Inc.	8,100	312,498
Nexstar Media Group Inc., Class A Shares	800	133,240
Omnicom Group Inc.	5,500	523,325

Total Media		5,067,443

TOTAL COMMUNICATION SERVICES		7,461,538

CONSUMER DISCRETIONARY - 7.0%
Automobile Components - 0.2%
BorgWarner Inc.	4,900	239,659
Lear Corp.	1,200	172,260

Total Automobile Components		411,919

Automobiles - 1.4%
Ford Motor Co.	100,200	1,516,026
General Motors Co.	29,600	1,141,376

Total Automobiles		2,657,402

Distributors - 0.2%
LKQ Corp.	7,700	448,679

Diversified Consumer Services - 0.1%
Service Corp. International	4,400	284,196

Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.	2,100	145,677

Household Durables - 1.6%
DR Horton Inc.	9,300	1,131,717
Lennar Corp., Class A Shares	7,000	877,170
NVR Inc.	40	254,025	*
PulteGroup Inc.	6,800	528,224
Toll Brothers Inc.	1,200	94,884
TopBuild Corp.	400	106,408	*

Total Household Durables		2,992,428

Leisure Products - 0.2%
Brunswick Corp.	1,900	164,616
Polaris Inc.	1,200	145,116

Total Leisure Products		309,732

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - 3.0%
AutoNation Inc.	2,000	$329,220	*
Bath & Body Works Inc.	4,500	168,750
Best Buy Co. Inc.	4,600	376,970
Lithia Motors Inc.	400	121,644
Lowe’s Cos. Inc.	18,700	4,220,590
Murphy USA Inc.	400	124,444
Penske Automotive Group Inc.	1,500	249,945
Williams-Sonoma Inc.	1,400	175,196

Total Specialty Retail		5,766,759

Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co., Class A Shares	1,900	27,417
Ralph Lauren Corp.	900	110,970
Skechers U.S.A. Inc., Class A Shares	2,600	136,916	*
Tapestry Inc.	4,900	209,720

Total Textiles, Apparel & Luxury Goods		485,023

TOTAL CONSUMER DISCRETIONARY		13,501,815

CONSUMER STAPLES - 5.0%
Beverages - 0.2%
Molson Coors Beverage Co., Class B Shares	4,200	276,528

Consumer Staples Distribution & Retail - 0.6%
Kroger Co.	14,600	686,200
Walgreens Boots Alliance Inc.	17,200	490,028

Total Consumer Staples Distribution & Retail		1,176,228

Food Products - 1.8%
Archer-Daniels-Midland Co.	14,100	1,065,396
Bunge Ltd.	2,000	188,700
Campbell Soup Co.	5,100	233,121
Conagra Brands Inc.	9,900	333,828
Darling Ingredients Inc.	3,300	210,507	*
Ingredion Inc.	1,400	148,330
Kellogg Co.	6,300	424,620
Kraft Heinz Co.	25,500	905,250

Total Food Products		3,509,752

Tobacco - 2.4%
Altria Group Inc.	36,700	1,662,510
Philip Morris International Inc.	30,900	3,016,458

Total Tobacco		4,678,968

TOTAL CONSUMER STAPLES		9,641,476

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 12.9%
Energy Equipment & Services - 0.3%
Halliburton Co.	15,300	$504,747
NOV Inc.	4,100	65,764

Total Energy Equipment & Services		570,511

Oil, Gas & Consumable Fuels - 12.6%
APA Corp.	6,800	232,356
Cheniere Energy Inc.	4,100	624,676
Chevron Corp.	32,000	5,035,200
ConocoPhillips	25,900	2,683,499
EOG Resources Inc.	14,700	1,682,268
Exxon Mobil Corp.	79,800	8,558,550
Kinder Morgan Inc.	46,900	807,618
Marathon Oil Corp.	14,400	331,488
Marathon Petroleum Corp.	7,200	839,520
Occidental Petroleum Corp.	18,900	1,111,320
ONEOK Inc.	8,200	506,104
PDC Energy Inc.	1,900	135,166
Phillips 66	7,700	734,426
Range Resources Corp.	4,700	138,180
Valero Energy Corp.	8,100	950,130

Total Oil, Gas & Consumable Fuels		24,370,501

TOTAL ENERGY		24,941,012

FINANCIALS - 22.2%
Banks - 8.1%
Bank of America Corp.	174,200	4,997,798
BOK Financial Corp.	1,400	113,092
Citigroup Inc.	26,900	1,238,476
JPMorgan Chase & Co.	61,300	8,915,472
Regions Financial Corp.	19,400	345,708

Total Banks		15,610,546

Capital Markets - 4.4%
Ameriprise Financial Inc.	2,200	730,752
Bank of New York Mellon Corp.	17,600	783,552
Goldman Sachs Group Inc.	7,000	2,257,780
Invesco Ltd.	9,200	154,652
Jefferies Financial Group Inc.	5,200	172,484
LPL Financial Holdings Inc.	1,300	282,659
Morgan Stanley	35,300	3,014,620
State Street Corp.	7,200	526,896
Stifel Financial Corp.	1,400	83,538
T. Rowe Price Group Inc.	4,500	504,090

Total Capital Markets		8,511,023

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 2.3%
American Express Co.	15,400	$2,682,680
Capital One Financial Corp.	6,500	710,905
Discover Financial Services	5,900	689,415
Synchrony Financial	9,200	312,064

Total Consumer Finance		4,395,064

Financial Services - 1.3%
Equitable Holdings Inc.	8,800	239,008
Fiserv Inc.	10,700	1,349,805	*
FleetCor Technologies Inc.	1,500	376,620	*
Global Payments Inc.	2,800	275,856
Voya Financial Inc.	2,600	186,446

Total Financial Services		2,427,735

Insurance - 6.1%
Aflac Inc.	13,900	970,220
Allstate Corp.	6,000	654,240
American Financial Group Inc.	1,500	178,125
American International Group Inc.	12,300	707,742
Arch Capital Group Ltd.	8,000	598,800	*
Chubb Ltd.	9,000	1,733,040
Cincinnati Financial Corp.	3,300	321,156
Everest Re Group Ltd.	800	273,488
Fidelity National Financial Inc.	5,700	205,200
First American Financial Corp.	2,000	114,040
Globe Life Inc.	1,600	175,392
Hartford Financial Services Group Inc.	7,000	504,140
Loews Corp.	5,300	314,714
Markel Corp.	240	331,963	*
MetLife Inc.	17,900	1,011,887
Old Republic International Corp.	6,100	153,537
Primerica Inc.	600	118,656
Principal Financial Group Inc.	5,500	417,120
Prudential Financial Inc.	7,800	688,116
Reinsurance Group of America Inc.	1,300	180,297
Travelers Cos. Inc.	9,000	1,562,940
Unum Group	4,100	195,570
WR Berkley Corp.	5,500	327,580

Total Insurance		11,737,963

TOTAL FINANCIALS		42,682,331

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 16.6%
Biotechnology - 5.6%
AbbVie Inc.	35,000	$4,715,550
Amgen Inc.	11,100	2,464,422
Biogen Inc.	2,400	683,640	*
Gilead Sciences Inc.	26,100	2,011,527
Moderna Inc.	8,000	972,000	*

Total Biotechnology		10,847,139

Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.	5,200	1,000,636
Cardinal Health Inc.	5,500	520,135
Cigna Group	6,900	1,936,140
DaVita Inc.	1,500	150,705	*
Elevance Health Inc.	6,300	2,799,027
HCA Healthcare Inc.	8,500	2,579,580
Henry Schein Inc.	2,700	218,970	*
Laboratory Corp. of America Holdings	2,400	579,192
McKesson Corp.	4,100	1,751,971
Molina Healthcare Inc.	600	180,744	*
Quest Diagnostics Inc.	3,500	491,960
Tenet Healthcare Corp.	1,700	138,346	*
Universal Health Services Inc., Class B Shares	1,900	299,763

Total Health Care Providers & Services		12,647,169

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories Inc., Class A Shares	500	189,560	*

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	44,400	2,839,380
Merck & Co. Inc.	45,900	5,296,401
Viatris Inc.	20,300	202,594

Total Pharmaceuticals		8,338,375

TOTAL HEALTH CARE		32,022,243

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.7%
General Dynamics Corp.	3,800	817,570
Huntington Ingalls Industries Inc.	800	182,080
Lockheed Martin Corp.	4,300	1,979,634
Textron Inc.	5,800	392,254

Total Aerospace & Defense		3,371,538

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Air Freight & Logistics - 2.4%
CH Robinson Worldwide Inc.	2,400	$226,440
Expeditors International of Washington Inc.	3,400	411,842
FedEx Corp.	5,300	1,313,870
United Parcel Service Inc., Class B Shares	15,200	2,724,600

Total Air Freight & Logistics		4,676,752

Building Products - 0.7%
Builders FirstSource Inc.	3,100	421,600	*
Fortune Brands Innovations Inc.	2,700	194,265
Masco Corp.	6,600	378,708
Owens Corning	2,700	352,350

Total Building Products		1,346,923

Electrical Equipment - 0.2%
Regal Rexnord Corp.	1,100	169,290
Sensata Technologies Holding PLC	3,100	139,469

Total Electrical Equipment		308,759

Ground Transportation - 1.0%
Avis Budget Group Inc.	500	114,335	*
CSX Corp.	34,600	1,179,860
Knight-Swift Transportation Holdings Inc.	3,300	183,348
Landstar System Inc.	700	134,778
U-Haul Holding Co.	400	22,128
U-Haul Holding Co., Non Voting Shares	4,000	202,680

Total Ground Transportation		1,837,129

Machinery - 4.5%
AGCO Corp.	1,500	197,130
Caterpillar Inc.	8,700	2,140,635
CNH Industrial NV	22,700	326,880
Cummins Inc.	2,900	710,964
Deere & Co.	5,000	2,025,950
Dover Corp.	2,500	369,125
Middleby Corp.	900	133,047	*
Oshkosh Corp.	1,100	95,249
PACCAR Inc.	10,850	907,603
Parker-Hannifin Corp.	2,600	1,014,104
Pentair PLC	3,400	219,640
Snap-on Inc.	1,200	345,828
Timken Co.	1,200	109,836

Total Machinery		8,595,991

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 0.2%
CACI International Inc., Class A Shares	300	$102,252	*
Leidos Holdings Inc.	2,800	247,744
Robert Half International Inc.	1,800	135,396

Total Professional Services		485,392

Trading Companies & Distributors - 0.6%
Ferguson PLC	3,500	550,585
United Rentals Inc.	1,400	623,518

Total Trading Companies & Distributors		1,174,103

TOTAL INDUSTRIALS		21,796,587

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.3%
Cisco Systems Inc.	86,000	4,449,640

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics Inc.	1,900	272,137	*
Corning Inc.	17,600	616,704
Jabil Inc.	3,800	410,134
TD SYNNEX Corp.	1,900	178,600

Total Electronic Equipment, Instruments & Components		1,477,575

IT Services - 1.5%
Cognizant Technology Solutions Corp., Class A Shares	8,600	561,408
DXC Technology Co.	4,600	122,912	*
International Business Machines Corp.	16,700	2,234,627

Total IT Services		2,918,947

Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials Inc.	17,600	2,543,904
KLA Corp.	2,600	1,261,052
Lam Research Corp.	2,800	1,800,008
Micron Technology Inc.	22,700	1,432,597
ON Semiconductor Corp.	7,300	690,434	*
QUALCOMM Inc.	23,300	2,773,632
Skyworks Solutions Inc.	3,400	376,346

Total Semiconductors & Semiconductor Equipment		10,877,973

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies Inc., Class C Shares	4,900	$265,139
Hewlett Packard Enterprise Co.	33,100	556,080
HP Inc.	32,800	1,007,288
NetApp Inc.	4,200	320,880

Total Technology Hardware, Storage & Peripherals		2,149,387

TOTAL INFORMATION TECHNOLOGY		21,873,522

MATERIALS - 3.3%
Chemicals - 1.0%
Dow Inc.	14,100	750,966
Eastman Chemical Co.	2,400	200,928
FMC Corp.	2,300	239,982
LyondellBasell Industries NV, Class A Shares	6,800	624,444
Olin Corp.	2,700	138,753

Total Chemicals		1,955,073

Containers & Packaging - 0.8%
Amcor PLC	40,300	402,194
Berry Global Group Inc.	2,400	154,416
Crown Holdings Inc.	3,500	304,045
Graphic Packaging Holding Co.	6,400	153,792
International Paper Co.	5,900	187,679
Packaging Corp. of America	2,300	303,968
Sonoco Products Co.	1,800	106,236

Total Containers & Packaging		1,612,330

Metals & Mining - 1.5%
Cleveland-Cliffs Inc.	8,700	145,812	*
Newmont Corp.	7,400	315,684
Nucor Corp.	7,700	1,262,646
Reliance Steel & Aluminum Co.	1,500	407,385
Steel Dynamics Inc.	5,400	588,222
United States Steel Corp.	4,700	117,547

Total Metals & Mining		2,837,296

TOTAL MATERIALS		6,404,699

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares	6,500	524,615	*
Jones Lang LaSalle Inc.	800	124,640	*

TOTAL REAL ESTATE		649,255

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
UTILITIES - 3.9%
Electric Utilities - 2.4%
Alliant Energy Corp.		4,900	$257,152
Duke Energy Corp.		15,500	1,390,970
Edison International		7,000	486,150
Evergy Inc.		4,700	274,574
Eversource Energy		6,400	453,888
Exelon Corp.		24,800	1,010,352
OGE Energy Corp.		4,100	147,231
Pinnacle West Capital Corp.		2,400	195,504
PPL Corp.		15,400	407,484

Total Electric Utilities			4,623,305

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		8,800	231,000

Multi-Utilities - 1.4%
CenterPoint Energy Inc.		8,600	250,690
Consolidated Edison Inc.		5,900	533,360
Public Service Enterprise Group Inc.		13,200	826,452
Sempra Energy		6,500	946,335

Total Multi-Utilities			2,556,837

TOTAL UTILITIES			7,411,142

TOTAL COMMON STOCKS (Cost - $151,981,114)			188,385,620

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
iShares Trust - iShares Russell 1000 Value ETF (Cost - $2,751,332)		18,600	2,935,638

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $154,732,446)			191,321,258

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,598,375)	5.058%	1,598,375	1,598,375	(a)(b)

TOTAL INVESTMENTS - 100.1% (Cost - $156,330,821)			192,919,633
Liabilities in Excess of Other Assets - (0.1)%			(237,516)

TOTAL NET ASSETS - 100.0%			$192,682,117

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $1,598,375 and the cost was $1,598,375 (Note 2).

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETF”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$188,385,620	—	—	$188,385,620
Investments in Underlying Funds	2,935,638	—	—	2,935,638

Total Long-Term Investments	191,321,258	—	—	191,321,258

Short-Term Investments†	1,598,375	—	—	1,598,375

Total Investments	$192,919,633	—	—	$192,919,633

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2023. The following transactions were effected in such company for the period ended June 30, 2023.

	Affiliate Value at September 30, 2022	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
		Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,329,628	$33,358,628	33,358,628	$33,089,881	33,089,881	—	$47,637	—	$1,598,375

12